Apple Settlement	12 Months Ended
Apr. 30, 2016
Apple Settlement

4.	Apple Settlement

The Company provided credits to eligible customers resulting from the settlement reached with Apple Inc. (Apple) in an antitrust lawsuit filed by various State Attorneys General and private class plaintiffs regarding the price of digital books. The Company’s customers were entitled to $95,707 in total credits as a result of the settlement, which is funded by Apple. If a customer’s credit is not used to make a purchase within one year, the entire credit will expire. The Company recorded estimated redemptions of $53,809 as a receivable from Apple and a liability to its customers with a deadline of June 2017 for the activation of all credits.